Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-Current Assets
Property, plant and equipment	€ 56,775	€ 67,848
Right-of-use assets	28,539	32,175
Intangible assets	39,778	76,101
Goodwill	10,796	11,178
Non-current financial assets	1,567	1,350
Tax credit receivables	4,639	6,047
Total Non-Current Assets	142,094	194,699
Current Assets
Inventories	47,523	70,082
Trade and other financial receivables	28,435	29,671
Other receivables	3,621	5,866
Other current financial assets	5,133	26,110
Other current assets / deferred charges	2,071	2,007
Advance payments	6,194	4,595
Cash and cash equivalents	4,446	20,036
Total Current Assets	97,423	158,367
Total Assets	239,517	353,066
Equity
Share capital	66,260	55,243
Share premium	7,443	531,113
Capital reduction reserves	542,972
Accumulated deficit	(674,858)	(569,175)
Other equity components	29,825	34,835
Foreign currency translation reserve	(3,335)	12,784
Total Equity attributable to owners of the Company	(31,693)	64,800
Non-controlling interest	232	(2,222)
Total equity	(31,461)	62,578
Non-Current Liabilities
Loans and borrowings	54,764	66,659
Lease liabilities	28,817	31,742
Provisions	2,608	3,064
Government grants	5,646	7,216
Deferred tax liabilities	2,675	3,412
Long term deferred income	4,319	2,644
Total Non-Current Liabilities	98,829	114,737
Current Liabilities
Loans and borrowings	109,902	131,810
Derivative warrants liabilities	70	2,168
Lease liabilities	4,287	4,664
Trade and other financial payables	46,299	29,052
Other payables	6,930	3,071
Provisions	1,964	2,349
Government grants	453	585
Contract liabilities	2,244	2,052
Total Current Liabilities	172,149	175,751
Total Liabilities	270,978	290,488
Total Equity and Liabilities	€ 239,517	€ 353,066